SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184


                                           September 22, 2006

Ms. Linda Sterling
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


    RE: Alliance World Dollar Government Fund II, Inc. (the "Fund") (File Nos. 33-63140 and 811-07732)


Dear Ms. Sterling:

     Attached for filing is the Fund's Registration Statement on Form N-14 in connection with the Fund's acquisition of all of the assets and all of the liabilities of Alliance World Dollar Government Fund, Inc. The filing is being filed with a delaying amendment pursuant to Section 8(a) of the Securities Act of 1933. We anticipate that the Registration statement would have an effective date of October 20, 2006. If you have any questions regarding the filing, you can contact Kathleen Clarke or the undersigned at 202-737-8833.

     We appreciate your prompt attention to this matter.



                                           Sincerely,

                                           /s/ Young Seo
                                           -------------
                                               Young Seo



cc:  Kathleen Clarke

SK 00250 0209 705045